[Voya Investment Management]

August 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Series Fund, Inc.
(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

On behalf of Voya Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 23, 2014 to the Prospectus dated September 30, 2013, as supplemented May 1, 2014, for Voya Corporate Leaders 100 Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated July 23, 2014 in XBRL for the Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.voyainvestments.com